Interests in subsidiaries	12 Months Ended
Jun. 30, 2022
Interests in subsidiaries [Abstract]
Interests in subsidiaries
Note 28. Interests in subsidiaries

The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2022%	30 June 2021%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
SA 1 Holdings Ltd	Australia	100%	100%
SA 2 Holdings Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA 1 Holdings Ltd.	Canada	100%	100%
IE CA 2 Holdings Ltd.	Canada	100%	100%
IE CA 3 Holdings Ltd.	Canada	100%	100%
IE CA 4 Holdings Ltd.	Canada	100%	100%
IE CA 5 Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings 2 Ltd.	Canada	100%	100%
IE CA Development Holdings 3 Ltd.	Canada	100%	100%
IE CA Development Holdings 4 Ltd.	Canada	100%	100%
IE CA Development Holdings 5 Ltd.	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
IE CA Development Holdings 7 Ltd.	Canada	100%	-
Iris Energy Holdings Pty Ltd.	Australia	100%	-
TAS 1 Holdings Ltd	Australia	100%	-
IE US Development Holdings 1 Inc.	United States of America	100%	-
IE US Holdings Inc.	United States of America	100%	-
IE US Development Holdings 3 Inc.	United States of America	100%	-
IE US Development Holdings 4 Inc.	United States of America	100%	-
IE US Operations Inc.	United States of America	100%	-
IE US Hardware 1 Inc.	United States of America	100%	-
IE US Hardware 2 Inc.	United States of America	100%	-
IE US Hardware 3 Inc.	United States of America	100%	-
IE US Hardware 4 Inc.	United States of America	100%	-